Performance Management - CoinShares Bitcoin Mining and Digital Power ETF	Aug. 18, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

On August 18, 2026, the Fund’s investment strategy changed. Prior to August 18, 2026, the Fund sought to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in securities of companies that derive at least 50% of their revenue or profits from bitcoin mining operations and/or from providing specialized chips, hardware and software or other services to companies engaged in bitcoin mining. Following August 18, 2026, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in securities of Bitcoin Mining and Digital Power Companies. Therefore, the Fund’s performance and historical returns shown below are not necessarily indicative of the performance that the Fund would have generated based upon its current strategy.

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compare to those of a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at https://coinshares.com/us/etf/wgmi/.

The Fund’s highest quarterly return was 106.97% (quarter ended March 31, 2023) and the Fund’s lowest quarterly return was -42.36% (quarter ended March 31, 2025).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compare to those of a broad-based market index.
Performance One Year or Less [Text]	The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund returns.
Bar Chart [Table]

Bar Chart Closing [Text Block]	The Fund's calendar year-to-date total return based on net asset value for the period ended 06/30/26 was 64.91%.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	64.91%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	106.97%
Highest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(42.36%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance [Table]

Average Annual Total Return as of December 31, 2025

CoinShares Bitcoin Mining and Digital Power ETF	1 Year	Since Inception (2/7/2022)
Return Before Taxes	72.17%	10.36%
Return After Taxes on Distributions	72.17%	10.30%
Return After Taxes on Distributions and Sale of Fund Shares	42.72%	8.11%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	13.15%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	https://coinshares.com/us/etf/wgmi/